Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Mutual Series Funds
Entity Central Index Key	0000825063
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class A
Trading Symbol	TEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$53	1.01%
[1]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 3,317,513,709
Holdings Count | $ / shares	36	[2]
Investment Company Portfolio Turnover	24.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class C
Trading Symbol	TEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$93	1.76%
[3]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%
Net Assets	$ 3,317,513,709
Holdings Count | $ / shares	36	[4]
Investment Company Portfolio Turnover	24.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$67	1.26%
[5]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%
Net Assets	$ 3,317,513,709
Holdings Count | $ / shares	36	[6]
Investment Company Portfolio Turnover	24.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R6
Trading Symbol	FMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$38	0.72%
[7]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 3,317,513,709
Holdings Count | $ / shares	36	[8]
Investment Company Portfolio Turnover	24.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class Z
Trading Symbol	BEGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$40	0.76%
[9]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 3,317,513,709
Holdings Count | $ / shares	36	[10]
Investment Company Portfolio Turnover	24.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,317,513,709
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	24.37%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class A
Trading Symbol	TEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$64	1.21%
[11],[12],[13]
Expenses Paid, Amount	$ 64	[11]
Expense Ratio, Percent	1.21%	[11]
Net Assets	$ 9,288,856,573
Holdings Count | $ / shares	70	[14]
Investment Company Portfolio Turnover	22.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
[14]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class C
Trading Symbol	TEDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$104	1.96%
[15],[16],[17]
Expenses Paid, Amount	$ 104	[15]
Expense Ratio, Percent	1.96%	[15]
Net Assets	$ 9,288,856,573
Holdings Count | $ / shares	70	[18]
Investment Company Portfolio Turnover	22.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R
Trading Symbol	TEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$77	1.46%
[19],[20],[21]
Expenses Paid, Amount	$ 77	[19]
Expense Ratio, Percent	1.46%	[19]
Net Assets	$ 9,288,856,573
Holdings Count | $ / shares	70	[22]
Investment Company Portfolio Turnover	22.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R6
Trading Symbol	FMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$47	0.89%
[23],[24],[25]
Expenses Paid, Amount	$ 47	[23]
Expense Ratio, Percent	0.89%	[23]
Net Assets	$ 9,288,856,573
Holdings Count | $ / shares	70	[26]
Investment Company Portfolio Turnover	22.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class Z
Trading Symbol	MDISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z1	$51	0.96%
[27],[28],[29]
Expenses Paid, Amount	$ 51	[27]
Expense Ratio, Percent	0.96%	[27]
Net Assets	$ 9,288,856,573
Holdings Count | $ / shares	70	[30]
Investment Company Portfolio Turnover	22.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$9,288,856,573
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	22.44%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class A
Trading Symbol	TEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$68	1.23%
[31],[32]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.23%
Net Assets	$ 1,064,096,263
Holdings Count | $ / shares	59	[33]
Investment Company Portfolio Turnover	19.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class C
Trading Symbol	TEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$110	1.98%
[34],[35]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.98%
Net Assets	$ 1,064,096,263
Holdings Count | $ / shares	59	[36]
Investment Company Portfolio Turnover	19.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R
Trading Symbol	FMURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$82	1.48%
[37],[38]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.48%
Net Assets	$ 1,064,096,263
Holdings Count | $ / shares	59	[39]
Investment Company Portfolio Turnover	19.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R6
Trading Symbol	FMEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$50	0.90%
[40],[41]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Net Assets	$ 1,064,096,263
Holdings Count | $ / shares	59	[42]
Investment Company Portfolio Turnover	19.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class Z
Trading Symbol	MEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$55	0.98%
[43],[44]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.98%
Net Assets	$ 1,064,096,263
Holdings Count | $ / shares	59	[45]
Investment Company Portfolio Turnover	19.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,064,096,263
Total Number of Portfolio Holdings*	59
Portfolio Turnover Rate	19.09%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class A
Trading Symbol	TEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$54	1.04%
[46]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 2,649,449,581
Holdings Count | $ / shares	94	[47]
Investment Company Portfolio Turnover	19.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
[47]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class C
Trading Symbol	TEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$93	1.79%
[48]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
Net Assets	$ 2,649,449,581
Holdings Count | $ / shares	94	[49]
Investment Company Portfolio Turnover	19.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
[49]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R
Trading Symbol	FMQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$68	1.31%
[50]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Net Assets	$ 2,649,449,581
Holdings Count | $ / shares	94	[51]
Investment Company Portfolio Turnover	19.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R6
Trading Symbol	FMQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$39	0.75%
[52],[53]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 2,649,449,581
Holdings Count | $ / shares	94	[54]
Investment Company Portfolio Turnover	19.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class Z
Trading Symbol	MQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$41	0.79%
[55]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 2,649,449,581
Holdings Count | $ / shares	94	[56]
Investment Company Portfolio Turnover	19.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,649,449,581
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	19.03%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class A
Trading Symbol	TESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
[57]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 7,099,891,912
Holdings Count | $ / shares	66	[58]
Investment Company Portfolio Turnover	24.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
[58]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class C
Trading Symbol	TEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.75%
[59]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Net Assets	$ 7,099,891,912
Holdings Count | $ / shares	66	[60]
Investment Company Portfolio Turnover	24.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R
Trading Symbol	TESRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
[61]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 7,099,891,912
Holdings Count | $ / shares	66	[62]
Investment Company Portfolio Turnover	24.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
[62]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R6
Trading Symbol	FMSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.70%
[63]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 7,099,891,912
Holdings Count | $ / shares	66	[64]
Investment Company Portfolio Turnover	24.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
[64]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class Z
Trading Symbol	MUTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$38	0.75%
[65]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 7,099,891,912
Holdings Count | $ / shares	66	[66]
Investment Company Portfolio Turnover	24.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$7,099,891,912
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	24.30%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
†	Annualized.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
†	Annualized.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
†	Annualized.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
†	Annualized.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
†	Annualized.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
†	Annualized.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
†	Annualized.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.